Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of computation of earnings per share
	Year Ended December 31, 2014
	Income	Weighted- Average Shares	Per Share Amount

Net income	$2,972,754

Basic earnings per share
Income available to common stockholders		1,791,888	$1.66

Effect of dilutive securities
Stock options		11,173

Diluted earnings per share
Income available to common stockholders	$2,972,754	1,803,061	$1.65

	Year Ended December 31, 2013
	Income	Weighted- Average Shares	Per Share Amount

Net income	$3,213,645

Basic earnings per share
Income available to common stockholders		1,853,240	$1.73

Effect of dilutive securities
Stock options		296

Diluted earnings per share
Income available to common stockholders	$3,213,645	1,853,536	$1.73